SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION

(12) SHARE-BASED COMPENSATION

Share options

In April 2001, the Company adopted a share option plan (the "2001 Plan") pursuant to which the Company may grant share options to selected directors, officers, key employees and consultants of the Group. On August 26, 2003, the Company increased the number of ordinary shares authorized to be issued under the 2001 Plan from 4,000,000 to 5,500,000.

In July 2004, the Company adopted a share and annual incentive plan (the "2004 Plan") that allows the Company to grant share options, share appreciation rights, restricted shares or restricted share units to officers, employees, directors or consultants of the Group up to a maximum of 4,000,000 ordinary shares. On December 13, 2006, the Company amended the 2004 Plan to allow the grant of restricted share units to non-employees.

In May 2009, the Company adopted a share and annual incentive plan (the "2009 Plan") that allows the Company to grant share options, share appreciation rights, restricted shares or restricted share units to officers, employees, directors or consultants of the Group up to an aggregate of 3,000,000 ordinary shares. On December 30, 2009, the 2009 Plan was amended to allow equity grants to members of the Company's Board of Directors. On March 17, 2011, the Company amended the 2009 Plan to increase the maximum number of ordinary shares authorized to be issued to 6,000,000, and the maximum number of authorized shares was further increased to 12,000,000 and 17,000,000 on April 24, 2012 and September 18, 2013, respectively.

The total fair values of share options vested during the years ended December 31, 2013, 2014 and 2015 were RMB5,144,179, RMB11,881,819 and RMB6,105,016, respectively.

Share options granted under the 2001 Plan expire in ten years and options granted under the 2004 Plan expire in five or ten years, and generally vest and become exercisable ratably over three to five years from the date of grant. Options granted under the 2009 Plan generally expire in five years and vest and become exercisable over one to three years from the date of grant.

The assumptions used to determine the grant date fair values of share options granted during 2013 included expected volatility of 57%, an expected dividend rate of 0%, a risk-free interest rate of 0.33% and an expected life of 2.31 years. There was no share option activity under the 2001 Plan during the years ended December 31, 2014 and 2015.

A summary of share option activity under the 2004 Plan for the year ended December 31, 2015 is as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2014	221,112	US$	6.38
Exercised	(165,312)	US$	5.55
Outstanding at December 31, 2015	55,800	US$	8.82	4.93 years	US$	-
Vested and expected to vest at December 31, 2015	55,800	US$	8.82	4.93 years	US$	-
Exercisable at December 31, 2015	55,800	US$	8.82	4.93 years	US$	-

A summary of share option activity under the 2009 Plan for the year ended December 31, 2015 is as follows:

	Number of Ordinary Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Term	Aggregated Intrinsic Value (In thousands)
Outstanding at December 31, 2014	751,027	US$	7.69
Exercised	(438,474)	US$	7.31
Forfeited	(55,770)	US$	8.71
Repurchased	(83,552)	US$	8.02
Expired	(45,518)	US$	8.20
Outstanding at December 31, 2015	127,713	US$	8.14	0.91 years	US$	64
Vested and expected to vest at December 31, 2015	58,824	US$	7.88	0.63 years	US$	51
Exercisable at December 31, 2015	58,824	US$	7.88	0.63 years	US$	51

In June 2014, the Company enacted a voluntary program which allowed certain employees to exchange certain share options which were previously vested or expected to vest for a lesser number of new restricted share units at a ratio of one share option to 0.8 restricted share units, pursuant to which 307,128 share options under the 2009 Plan were cancelled in exchange for new restricted share units in 2014.

The aggregated intrinsic value of share options outstanding and exercisable at December 31, 2015 was calculated based on the closing price of the Company's ADSs on December 31, 2015 of US$17.11 per ADS (equivalent to US$8.555 per ordinary share). The total intrinsic values of share options exercised during the years ended December 31, 2013, 2014 and 2015 were US$3.0 million, US$1.6 million and US$2.1 million, respectively.

The following table presents a summary of the Company's share options outstanding and exercisable at December 31, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Ordinary Shares	Weighted Average Price Per Ordinary Share	Weighted Average Remaining Contractual Life (Years)	Ordinary Shares	Weighted Average Exercise Price Per Ordinary Share
$ 2.01 - $ 4.00	4	$3.18	-	4	$3.18
$ 4.01 - $ 6.00	-	$-	-	-	$-
$ 6.01 - $ 8.00	35,096	$6.87	0.34	29,397	$6.85
$ 8.01 - $10.00	141,745	$8.63	2.65	78,555	$8.73
$10.01 - $12.00	6,668	$10.26	0.60	6,668	$10.26
Total	183,513	$8.35	2.13	114,624	$8.34

Restricted share units

Restricted share units are rights to receive the Company's ordinary shares, or in the case of grants to the Company's independent directors, a cash award linked to the Company's ordinary share value. Restricted share units generally vest over a two to five-year period, and are not entitled to dividends or voting rights.

On May 22, 2015, the composition of the Company's Board of Directors was changed, with the designees of Expedia and the three independent directors resigning from the Board. Immediately before the resignations, the Board of Directors approved the vesting and cash settlement of unvested restricted share units held by the resigning directors for a price of $14.635 per restricted share unit.

On May 22, 2015, the Company's Board of Directors approved the modification of share options and restricted share units previously granted to Mr. Guangfu Cui, former CEO of the Company, pursuant to which 1,526,466 then-unvested restricted share units became fully vested on May 22, 2015, 1,059,128 then-unvested restricted share units became vested on November 22, 2015, and 1,059,128 then-unvested restricted share units became vested on November 22, 2015 but were not exercisable until May 22, 2016. The share-based compensation expense arising from such modification of approximately RMB120.5 million was recognized in the statements of comprehensive loss for the year ended December 31, 2015. In addition, on May 22, 2015, pursuant to an agreement reached between Mr. Cui and Ctrip and C-Travel, Mr. Cui sold 1,588,692 ordinary shares held by him to C-Travel for a price of $14.635 per share. The aggregate difference between the sales price and the market price on May 22, 2015 of RMB22.1 million was recognized in the consolidated statements of comprehensive loss for the year ended December 31, 2015. C-Travel also granted the option to Mr. Cui to exchange 529,564 ordinary shares issued by the Company for 27,679 ordinary shares issued by Ctrip, which Mr. Cui exercised on November 22, 2015. The fair value of the exchange right of approximately RMB23.7 million was recorded in the consolidated statements of comprehensive loss for the year ended December 31, 2015.

On June 1, 2015, the Company entered into amendments to certain share option agreements and restricted share unit agreements with certain employees of the Company who held options or restricted share units that were not vested as of May 27, 2015. These amendments (1) provided a revised vesting schedule and vesting conditions and (2) granted to such employees a right (the "Put Options") to sell to the Company the ordinary shares (the "Put Shares") issued upon vesting (including accelerated vesting) of certain installments of then-unvested options and restricted share units held by such employees, for a price of $14.635 per Put Share. Pursuant to these amendments, 740,226 then-unvested restricted share units and share options were repurchased by the Company for a price of $14.635 per share on May 27, 2015. On August 1, 2015, the Company made additional amendments of the vesting conditions for unvested restricted share units held by certain employees. As a result of series of the amendments, unvested restricted share units, other than those that were repurchased by the Company, became subject to vesting in two equal installments on May 26, 2016 and 2017. The total share-based compensation expense arising from such modifications was approximately RMB84.5 million, of which approximately RMB67.5 million was recognized in the year ended December 31, 2015 and the remaining portion will be recognized over the next two years.

In 2015, immediately before the resignation of certain members of the Company's senior management, the Company repurchased 253,804 then-unvested restricted share units and share options held by such members of senior management for a price of $14.635 per share. The share-based compensation expense of approximately RMB12.3 million arising from such repurchases was recognized in the year ended December 31, 2015.

The cost of restricted share unit awards is determined using the fair value, net of expected forfeitures. Compensation cost for restricted share units settled in ordinary shares is recognized on a straight-line basis over the vesting term of each tranche.

As of December 31, 2014 and 2015, the balances of cash-settled restricted share units were RMB1,600,040 and nil, respectively. The balance as of December 31, 2014 was included in "accrued expenses and other current liabilities" and was revalued each reporting period with changes in fair value recorded as share-based compensation cost.

A summary of equity-settled restricted share unit activity under the 2009 Plan for the year ended December 31, 2015 is as follows:

	Number of Ordinary Shares	Weighted average grant date fair value
Balance at December 31, 2014	6,156,728	US$	8.09
Granted	2,619,913	US$	8.49
Settled	(2,731,726)	US$	8.16
Forfeited	(1,197,022)	US$	8.07
Repurchased	(910,478)	US$	8.02
Balance at December 31, 2015	3,937,415	US$	8.33
Vested and expected to vest at December 31, 2015	3,714,091	US$	8.24

The total fair values of shares issued upon settlement of vested restricted share units during the years ended December 31, 2013, 2014and 2015 were RMB33,268,711, RMB64,204,363 and RMB182,753,314, respectively.

A summary of cash-settled restricted share unit activity under the 2004 Plan for the year ended December 31, 2015 is as follows:

Number of Ordinary Shares
Balance at December 31, 2014	83,580
Settled	(73,128)
Forfeited	(10,452)
Balance at December 31, 2015	-

RMB816,978, RMB1,496,087 and RMB4,085,109 was paid to settle cash-settled restricted share units in the years ended December 31, 2013, 2014, and 2015, respectively.

As of December 31, 2015, there was a total of RMB103,372,410 unrecognized compensation cost related to unvested share options and restricted share units to be recognized over a weighted-average remaining vesting period of 2.35 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Certain Group subsidiaries have equity incentive plans granting share-based awards to employees. Total share-based compensation expenses recognized and unrecognized under these plans were insignificant, both individually and in the aggregate, for any of the years presented.

Share-based compensation expense for the years ended December 31, 2013, 2014 and 2015 was included in cost of services and expense items as follows:

	For the year ended December 31,
	2013	2014	2015
Cost of services	2,672,546	3,089,376	5,912,480
Service development	19,563,206	25,940,853	54,683,731
Sales and marketing	8,137,223	5,421,774	4,226,600
General and administrative	32,965,113	63,223,288	222,719,945
Total	63,338,088	97,675,291	287,542,756